Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of capital management and solvency [line items]
Total shareholders' equity-based on IFRS as adopted by the EU	€ 22,815	€ 22,449
Non-controlling interests and long term incentive plans not yet vested	126	73
Revaluation reserves	(7,480)	(5,873)
Adjusted shareholders' equity	15,461	16,649
Subordinated borrowings	2,085	2,207	€ 1,389
Trust pass-through securities	126	136	€ 133
Currency revaluation other equity instruments	(1)	54
Hybrid leverage	4,728	4,916
Senior debt	1,241	1,738
Senior leverage	1,241	1,738
Total gross financial leverage	5,969	6,653
Total capitalization	€ 21,430	€ 23,303
Gross financial leverage ratio	27.90%	28.60%
Fixed Charge Coverage	8.3	7.7
Fixed floating subordinated notes [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	€ 1,345	€ 1,403
Fixed subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings	740	804
Perpetual contingent convertible securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	500	500
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	1,564	1,564
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	€ 454	€ 454